Note 17 - Restricted Cash	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
Cash and Cash Equivalents Disclosure [Text Block]
(
1
7
)     Restricted Cash

The following table provides a reconciliation of cash, cash equivalents and restricted cash reported within the consolidated balance sheets that sum to the total of the same such amounts shown in the consolidated statements of cash flows.

	Years Ended December 31,
	2020	2019
	A$	A$
Cash and cash equivalents	23,561,807	30,229,530
Restricted cash - current assets	2,174,806	2,055,473
Restricted cash - non-current assets	2,318,507	4,907,904
	28,055,120	37,192,907

Restricted cash maintained by the Company in the form of term deposits is as follows:

	Years Ended December 31,
	2020	2019
	A$	A$
Collateral for facilities (a) - current assets	0	16,404
Performance guarantee (b) - current assets	2,174,806	2,039,069
Collateral for facilities (c) - non-current assets	320,000	320,000
Performance guarantee (b) - non-current assets	1,998,507	4,587,904
	4,493,313	6,963,377

(a)	Represents bank guarantee of CDN$15,000 as security deposit on HRL's credit card. This facility is no longer required.
(b)
Performance guarantee represents letter of credit issued in favour of Siemens pursuant to the
2019
Siemens Agreements. The performance guarantee was initially issued for
US$5,000,000
and the same reduces in equal quarterly amounts over the
42
months with effect from
September 18, 2019.

(c)	Represents bank guarantee of A$250,000 for commercial lease of UBS' premises and security deposit on Company's credit cards of A$70,000

Interest earned on the restricted cash as at
December 31, 2020
and
2019
were
A$44,830
and
A$25,113,
respectively.